World Omni Auto Receivables Trust 2012-A		Exhibit 99.1
Monthly Servicer Certificate
December 31, 2013

Dates Covered
Collections Period	12/01/13 - 12/31/13
Interest Accrual Period	12/16/13 - 01/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/13	471,850,349.07	30,345
Yield Supplement Overcollateralization Amount at 11/30/13	5,933,435.98	0
Receivables Balance at 11/30/13	477,783,785.05	30,345
Principal Payments	19,991,534.85	721
Defaulted Receivables	976,893.70	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/13	5,516,533.15	0
Pool Balance at 12/31/13	451,298,823.35	29,574

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	7,907,883.56	543
Past Due 61-90 days	1,690,623.16	112
Past Due 91 + days	486,526.02	35
Total	10,085,032.74	690

Total 31+ Delinquent as % Ending Pool Balance	2.23%

Recoveries	500,332.93

Aggregate Net Losses/(Gains) - December 2013	476,560.77

Overcollateralization Target Amount	20,308,447.05
Actual Overcollateralization	20,308,447.05

Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	4.93%
Weighted Average Remaining Term	43.40

Flow of Funds	$ Amount

Collections	22,051,407.57
Advances	(2,146.62)
Investment Earnings on Cash Accounts	640.50
Servicing Fee	(398,153.15)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,651,748.30

Distributions of Available Funds
(1) Class A Interest	247,869.33
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,626,707.06
(7) Distribution to Certificateholders	1,753,654.74
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,651,748.30

Servicing Fee	398,153.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 12/16/13	450,617,083.36
Principal Paid	19,626,707.06
Note Balance @ 01/15/14	430,990,376.30

Class A-1
Note Balance @ 12/16/13	0.00
Principal Paid	0.00
Note Balance @ 01/15/14	0.00
Note Factor @ 01/15/14	0.0000000%

Class A-2
Note Balance @ 12/16/13	47,007,083.36
Principal Paid	19,626,707.06
Note Balance @ 01/15/14	27,380,376.30
Note Factor @ 01/15/14	8.8380814%

Class A-3
Note Balance @ 12/16/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	257,000,000.00
Note Factor @ 01/15/14	100.0000000%

Class A-4
Note Balance @ 12/16/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	127,670,000.00
Note Factor @ 01/15/14	100.0000000%

Class B
Note Balance @ 12/16/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	18,940,000.00
Note Factor @ 01/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	271,386.50
Total Principal Paid	19,626,707.06
Total Paid	19,898,093.56

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	20,369.74
Principal Paid	19,626,707.06
Total Paid to A-2 Holders	19,647,076.80

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3004024
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.7251382
Total Distribution Amount	22.0255406

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0657513
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.3528311
Total A-2 Distribution Amount	63.4185824

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/13	97,064.11
Balance as of 12/31/13	94,917.49
Change	(2,146.62)

Reserve Account
Balance as of 12/16/13	2,310,518.58
Investment Earnings	62.82
Investment Earnings Paid	(62.82)
Deposit/(Withdrawal)	-
Balance as of 01/15/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58